Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Movements in the Company's share capital
The movements in the Company's share capital are summarized below:

Date	Description	Number of shares	Share Capital amounts in £'000s

January 1, 2018		105,017,401	5,251
August 9, 2018	Vesting of RSUs	58,112	3
September 20, 2018	Vesting of RSUs	251,125	12
As at December 31, 2018		105,326,638	5,266
As at December 31, 2019		105,326,638	5,266